Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Containers, cost	$ 5,744,643	$ 5,599,318
Containers, accumulated depreciation	(1,619,591)	(1,443,167)
Containers, net book value	4,125,052	4,156,151
Dry Containers Other Than Open Top And Flat Rack Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	1,532,753	1,627,878
Containers, accumulated depreciation	(428,913)	(396,247)
Containers, net book value	1,103,840	1,231,631
Dry Containers Other Than Open Top And Flat Rack Containers, 40'
Property, Plant and Equipment [Line Items]
Containers, cost	144,881	167,011
Containers, accumulated depreciation	(55,154)	(58,852)
Containers, net book value	89,727	108,159
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	2,717,384	2,510,937
Containers, accumulated depreciation	(672,416)	(592,374)
Containers, net book value	2,044,968	1,918,563
Dry Containers Other Than Open Top And Flat Rack Containers, 45' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	27,880	28,670
Containers, accumulated depreciation	(12,747)	(11,488)
Containers, net book value	15,133	17,182
Refrigerated Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	20,164	20,484
Containers, accumulated depreciation	(8,493)	(7,258)
Containers, net book value	11,671	13,226
Refrigerated Containers, 20' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	2,605	5,139
Containers, accumulated depreciation	(1,742)	(3,090)
Containers, net book value	863	2,049
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	1,103,817	1,052,707
Containers, accumulated depreciation	(398,721)	(338,068)
Containers, net book value	705,096	714,639
Open Top and Flat Rack Containers, 20' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	17,228	17,617
Containers, accumulated depreciation	(5,132)	(4,538)
Containers, net book value	12,096	13,079
Open Top And Flat Rack Containers, 40' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	49,167	51,152
Containers, accumulated depreciation	(18,275)	(17,278)
Containers, net book value	30,892	33,874
Open Top And Flat Rack Containers, 20' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	13,253	13,259
Containers, accumulated depreciation	(1,790)	(1,625)
Containers, net book value	11,463	11,634
Open Top And Flat Rack Containers, 40' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	22,271	23,313
Containers, accumulated depreciation	(4,738)	(4,351)
Containers, net book value	17,533	18,962
Tank containers
Property, Plant and Equipment [Line Items]
Containers, cost	93,240	81,151
Containers, accumulated depreciation	(11,470)	(7,998)
Containers, net book value	$ 81,770	$ 73,153